May 21, 2018
TOUCHSTONE FUNDS GROUP TRUST | Touchstone Total Return Bond Fund
Touchstone Total Return Bond Fund (the “Fund”)
May 21, 2018

TOUCHSTONE FUNDS GROUP TRUST

Touchstone Total Return Bond Fund (the “Fund”)

Supplement to the Prospectus, Summary Prospectus and
Statement of Additional Information dated January 30, 2018

Notice of Fund Name Change

On May 17, 2018, the Board of Trustees of Touchstone Funds Group Trust approved a change to the name of the Fund. Effective on or about July 20, 2018, the Fund will be renamed the Touchstone Impact Bond Fund. In connection with the name change, all references to the Touchstone Total Return Bond Fund in the Fund's Prospectus, Summary Prospectus, and Statement of Additional Information are replaced with Touchstone Impact Bond Fund.

In the back half of the Prospectus, the paragraph related to the Fund under the heading “How Do The Funds Implement Their Investment Goal?” in the section entitled “Principal Investment Strategies and Risks”, the information beginning with the sixth sentence through the end of that paragraph is replaced with the following:

EARNEST also believes that entities that are cognizant of ESG issues tend to be more successful over time. As a result, EARNEST prefers to invest in government programs and companies that have sustainable operating models and seek to achieve positive aggregate societal impact. This inclusive approach views positive impact characteristics as additive to an investment’s risk/return profile. When assessing an issue’s impact profile, EARNEST considers a wide range of factors, including but not limited to support for economic development, home ownership, and job creation.

There will be no other changes to the investment strategies of the Fund, other than those described herein. The current investment process of the Fund's sub-advisor will not change.

Please contact your financial advisor or Touchstone at 800.543.0407 if you have any questions.

P.O. Box 9878 • Providence, RI 02940-8078
Ph: 800.543.0407 • TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*
*A registered broker-dealer and member FINRA and SIPC
A Member of Western & Southern Financial Group

Please retain this Supplement for future reference.